Leases - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Leases Disclosure [Line Items]
Rental expenses	$ 64,519	¥ 5,317,000	¥ 5,130,000	¥ 5,265,000